Note 2 - Cash, Cash Equivalents and Restricted Cash (Details Textual)		12 Months Ended
	Sep. 18, 2019	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2022 USD ($)	Sep. 08, 2019 USD ($)
Restricted Cash, Total		$ 847,148	$ 2,781,018
Interest Income, Deposits with Financial Institutions, Total		$ 27,534	$ 8,668
Performance Guarantee [Member]
Restricted Cash, Total					$ 5,000,000
Deposit, Term (Month)	42 months
Bank Guarantee for Commercial Lease [Member]
Security Deposit				$ 250,000
Security Deposit on Credit Cards [Member]
Security Deposit				$ 70,000